Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance at beginning balance, Cost	$ 24	$ 16
Purchases during the year	70	17
Disposals during the year, Cost		(9)
Balance at ending balance, Cost	94	24
Balance at beginning balance, Accumulated depreciation	5	3
Depreciation during the year	12	3
Disposals during the year, Accumulated depreciation		(1)
Balance at ending balance, Accumulated depreciation	17	5
Depreciated cost	77	19
Computers and peripherals and equipment [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance at beginning balance, Cost	8	5
Purchases during the year	58	3
Disposals during the year, Cost
Balance at ending balance, Cost	66	8
Balance at beginning balance, Accumulated depreciation	4	2
Depreciation during the year	10	2
Disposals during the year, Accumulated depreciation
Balance at ending balance, Accumulated depreciation	14	4
Depreciated cost	52	4
Office furniture and equipment [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance at beginning balance, Cost	16	2
Purchases during the year	9	14
Disposals during the year, Cost
Balance at ending balance, Cost	25	16
Balance at beginning balance, Accumulated depreciation	1		[1]
Depreciation during the year	2	1
Disposals during the year, Accumulated depreciation
Balance at ending balance, Accumulated depreciation	3	1
Depreciated cost	22	15
Leasehold improvements [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance at beginning balance, Cost		9
Purchases during the year	3
Disposals during the year, Cost		(9)
Balance at ending balance, Cost	3
Balance at beginning balance, Accumulated depreciation		1
Depreciation during the year
Disposals during the year, Accumulated depreciation		(1)
Balance at ending balance, Accumulated depreciation
Depreciated cost	$ 3

[1]	less than 1 thousand